Net finance income (expense) (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of net finance income (expense)

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Finance income	716	642	382	345
Income from financial investments and Government Bonds	488	448	270	225
Other finance income	228	194	112	120
Finance expenses	(2,034)	(2,048)	(1,049)	(1,065)
Interest on finance debt	(1,136)	(983)	(583)	(517)
Unwinding of discount on lease liability	(1,413)	(1,275)	(736)	(653)
Capitalized borrowing costs	1,350	916	725	467
Unwinding of discount on the provision for decommissioning costs	(691)	(648)	(351)	(329)
Other finance expenses	(144)	(58)	(104)	(33)
Foreign exchange gains (losses) and inflation indexation charges	2,497	4,169	379	1,735
Foreign exchange gains (losses) (1)	2,721	5,068	371	2,032
Real x U.S. dollar	2,684	5,218	373	2,141
Other currencies	37	(150)	(2)	(109)
Reclassification of hedge accounting to the Statement of Income (1)	(704)	(1,220)	(197)	(498)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(152)	(151)	(95)	(87)
Recoverable taxes inflation indexation income	99	159	74	101
Other foreign exchange gains and indexation charges, net	533	313	226	187
Total	1,179	2,763	(288)	1,015
(1) For more information, see notes 27.3.1.a and 27.3.1.c.